Financial Risk Management (Tables)	12 Months Ended
Dec. 31, 2020
Financial Risk Management
Schedule of breakdown of the Group's main monetary net assets and liabilities

	As of December 31,	As of December 31,
Currency Exposure / Functional currency	2020	2019

U.S. dollar / Argentine Peso	(507,684)	(404,260)
U.S. dollar / Armenian dram	(18,053)	(24,359)
Euro / Armenian dram	(16,671)	(9,686)
Euro / Argentine Peso	(5,829)	(6,745)

Schedule of breakdown of the Group's fixed-rate and floating-rate borrowings

	At December 31,
	2020	2019
Fixed rate	818,804	747,712
Variable rate	526,013	460,632
	1,344,817	1,208,344

Schedule of aging of trade receivables

			Past due
	Trade			30‑60	60‑90	90‑180	> 180
	Receivables	Not due	0‑30 days	days	days	days	days
At December 31, 2020
Trade receivables – gross carrying amount	117,048	25,195	9,887	5,839	4,849	4,965	66,313
Expected loss rate (*)		3%	7%	20%	12%	19%	81%
Provision for loss allowance	(57,633)	(881)	(678)	(1,177)	(574)	(928)	(53,395)
Trade receivables, net	59,415	24,314	9,209	4,662	4,275	4,037	12,918

			Past due
	Trade			30‑60	60‑90	90‑180	> 180
	Receivables	Not due	0‑30 days	days	days	days	days
At December 31, 2019
Trade receivables - gross carrying amount	158,937	58,924	20,670	6,980	4,507	15,604	52,252
Expected loss rate (*)		1%	3%	10%	33%	60%	76%
Provision for loss allowance	(52,734)	(843)	(626)	(688)	(1,495)	(9,366)	(39,716)
Trade receivables, net	106,203	58,081	20,044	6,292	3,012	6,238	12,536

(*)  Average expected loss rate

Schedule of provision for bad debts

	2020	2019
Balance at January 1,	(52,734)	(26,027)
Bad debts of the year	(16,056)	(33,757)
Recoveries	2,679	2,622
Write off	5,915	8,851
Translation differences and inflation adjustment	2,563	(4,423)
Balance at December 31,	(57,633)	(52,734)

Schedule of gains losses recognized in profit or loss in relation to impaired financial assets

	2020	2019	2018
Impairment losses
- movement in provision for impairment	(16,400)	(33,876)	(12,748)
Recovery of previous impairment losses	2,919	2,908	3,190
Net impairment losses on financial assets	(13,482)	(30,968)	(9,558)

Schedule of capital management

	At December 31,
	2020	2019
Borrowings	1,344,817	1,208,344
Less: Cash and cash equivalents	(281,031)	(195,696)
Net borrowings	1,063,786	1,012,648
Equity	805,286	1,198,614

Debt ratio	132%	84%

Schedule of financial instruments by category

	Assets at fair value	Assets at amortized
December 31, 2020	through profit and loss	cost	Total
Financial assets as per the statement of financial position
Trade receivables	—	59,415	59,415
Other receivables	—	124,016	124,016
Other financial assets (*)	56,961	23,163	80,124
Cash and cash equivalents	—	281,031	281,031
Total	56,961	487,625	544,586

	Liabilities at fair value	Liabilities at
	through profit and loss	amortized cost	Total
Financial liabilities as per the statement of financial position
Borrowings	—	1,344,817	1,344,817
Leases liabilities	—	13,684	13,684
Trade payables and other liabilities	—	940,030	940,030
Total	—	2,298,531	2,298,531

	Assets at fair value	Assets at amortized
December 31, 2019	through profit and loss	cost	Total
Financial assets as per the statement of financial position
Trade receivables	—	106,203	106,203
Other receivables	—	135,491	135,491
Other financial assets (*)	20,650	68,907	89,557
Derivative financial instruments	27	—	27
Cash and cash equivalents	—	195,696	195,696
Total	20,677	506,297	526,974

	Liabilities at fair value	Liabilities at
	through profit and loss	amortized cost	Total
Financial liabilities as per the statement of financial position
Borrowings	—	1,208,344	1,208,344
Leases liabilities	—	8,927	8,927
Trade payables and other liabilities	—	1,076,329	1,076,329
Total	—	2,293,600	2,293,600